UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

      /s/ Scott Warner Griswold     Newport Beach, CA     October 26, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $74,809 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAMPUS CMNTYS INC     COM              024835100      612    22800 SH       SOLE                    22800        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101     2547   172700 SH       SOLE                   172700        0        0
AVALONBAY CMNTYS INC           COM              053484101     8003   110041 SH       SOLE                   110041        0        0
BOSTON PROPERTIES INC          COM              101121101     9597   146400 SH       SOLE                   146400        0        0
DIGITAL RLTY TR INC            COM              253868103     3767    82400 SH       SOLE                    82400        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      539    12600 SH       SOLE                    12600        0        0
HCP INC                        COM              40414L109     8343   290700 SH       SOLE                   290700        0        0
HIGHWOODS PPTYS INC            COM              431284108     2135    67900 SH       SOLE                    67900        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     3368   103300 SH       SOLE                   103300        0        0
MACERICH CO                    COM              554382101     1050    34614 SH       SOLE                    34614        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     3276   105700 SH       SOLE                   105700        0        0
PROLOGIS                       SH BEN INT       743410102     4652   390300 SH       SOLE                   390300        0        0
PUBLIC STORAGE                 COM              74460D109     4228    56200 SH       SOLE                    56200        0        0
REGENCY CTRS CORP              COM              758849103     8410   227000 SH       SOLE                   227000        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     9174   132137 SH       SOLE                   132137        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     4241   128400 SH       SOLE                   128400        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892100      361    50800 SH       SOLE                    50800        0        0
WELLS FARGO SH-T INV FUND G    COM              PF9980004      506          SH       SOLE                                 0        0